STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TRADING PROFIT (LOSS), NET:
Realized, net		$ 50,940,784	$ 174,445,190	$ 84,320,010
Change in unrealized, net		(20,611,325)	(4,426,647)	19,691,885
Brokerage commissions		(1,114,645)	(1,182,808)	(1,310,913)
Total trading profit (loss), net		29,214,814	168,835,735	102,700,982
INVESTMENT INCOME (EXPENSE):
Interest, net		38,457	(492,913)	(370,405)
EXPENSES:
Management fee		20,409,088	18,246,934	21,013,843
Sponsor fee		14,477,352	13,968,592	15,912,263
Performance fee		11,590,474	29,738,237	6,385,339
Other		2,538,930	1,939,953	2,145,799
Total expenses		49,015,844	63,893,716	45,457,244
NET INVESTMENT INCOME (LOSS)		(48,977,387)	(64,386,629)	(45,827,649)
NET INCOME (LOSS)		(19,762,573)	104,449,106	56,873,333
Class A
EXPENSES:
NET INCOME (LOSS)		$ (2,194,163)	$ 13,483,535	$ 8,838,824
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		64,200,070	75,378,674	98,692,610
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0342)	$ 0.1789	$ 0.0896
Class C
EXPENSES:
NET INCOME (LOSS)		$ (13,657,552)	$ 44,502,882	$ 20,855,066
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		274,014,057	276,291,530	320,078,129
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0498)	$ 0.1611	$ 0.0652
Class D
EXPENSES:
NET INCOME (LOSS)		$ (172,303)	$ 8,847,077	$ 11,338,552
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		36,241,373	39,142,522	79,113,900
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0048)	$ 0.2260	$ 0.1433
Class I
EXPENSES:
NET INCOME (LOSS)		$ (1,002,142)	$ 6,888,405	$ 5,064,476
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		31,334,323	36,995,414	50,548,810
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0320)	$ 0.1862	$ 0.1002
Class DS
EXPENSES:
NET INCOME (LOSS)	[1]	$ 407,900	$ 5,371,945	$ 4,851,535
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[2]	20,935,317	23,867,967	41,616,725
Net income (loss) per weighted average Unit (in dollars per unit)	[2]	$ 0.0195	$ 0.2251	$ 0.1166
Class DT
EXPENSES:
NET INCOME (LOSS)	[3]	$ 141,102	$ 1,590,873	$ 1,442,581
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[3]	5,183,562	6,154,763	10,750,384
Net income (loss) per weighted average Unit (in dollars per unit)	[3]	$ 0.0272	$ 0.2585	$ 0.1342
Class M
EXPENSES:
NET INCOME (LOSS)		$ (719,338)	$ 12,404,112	$ 3,048,165
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		99,317,754	82,036,800	45,571,438
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0072)	$ 0.1512	$ 0.0669
Class F
EXPENSES:
NET INCOME (LOSS)	[4],[5]	$ 348,087	$ 6,633,747	$ 612,511
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[6]	46,520,691	46,520,691	45,094,466
Net income (loss) per weighted average Unit (in dollars per unit)	[6]	$ 0.0075	$ 0.1426	$ 0.0136
Class F1
EXPENSES:
NET INCOME (LOSS)	[7]	$ 248,011	$ 4,726,530	$ 821,623
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[8]	32,348,368	32,348,368	32,348,368
Net income (loss) per weighted average Unit (in dollars per unit)	[8]	$ 0.0077	$ 0.1461	$ 0.0254
Class DI
EXPENSES:
NET INCOME (LOSS)	[9]	$ (3,162,175)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[10]	104,438,247
Net income (loss) per weighted average Unit (in dollars per unit)	[10]	$ (0.0303)

[1]	Units fully redeemed as of April 30, 2015.
[2]	Units fully redeemed as of April 30, 2015. (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class is for the period January 1, 2015 to April 30, 2015.)
[3]	Units fully redeemed as of December 31, 2015.
[4]	Units issued on May 16, 2013.
[5]	Units issued on May 16, 2013.
[6]	Units issued on May 16, 2013. (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class for 2013 is for the period May 16, 2013 to December 31, 2013.)
[7]	Units issued on June 1, 2013.
[8]	Units issued on June 1, 2013. (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class for 2013 is for the period June 1, 2013 to December 31, 2013.)
[9]	Units issued on February 1, 2015.
[10]	Units issued on February 1, 2015. (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class is for the period February 1, 2015 to December 31, 2015.)